Schedule II - Consolidated Valuation And Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2013
Schedule II - Consolidated Valuation And Qualifying Accounts [Abstract]
Schedule II - Consolidated Valuation And Qualifying Accounts
PG&E Corporation
SCHEDULE II - CONSOLIDATED VALUATION AND QUALIFYING ACCOUNTS
For the Years Ended December 31, 2013, 2012, and 2011
(in millions)

Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions (2)	Balance at End of Period
Valuation and qualifying accounts deducted from assets:
2013:
Allowance for uncollectible accounts(1)	$ 87	$ 53	$ -	$ 60	$ 80
2012:
Allowance for uncollectible accounts(1)	$ 81	$ 66	$ -	$ 60	$ 87
2011:
Allowance for uncollectible accounts(1)	$ 81	$ 60	$ -	$ 60	$ 81

(1) Allowance for uncollectible accounts is deducted from “Accounts receivable - Customers.”

(2) Deductions consist principally of write-offs, net of collections of receivables previously written off.

Pacific Gas and Electric Company
SCHEDULE II - CONSOLIDATED VALUATION AND QUALIFYING ACCOUNTS
For the Years Ended December 31, 2013, 2012, and 2011
(in millions)

Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions (2)	Balance at End of Period
Valuation and qualifying accounts deducted from assets:
2013:
Allowance for uncollectible accounts(1)	$ 87	$ 53	$ -	$ 60	$ 80
2012:
Allowance for uncollectible accounts(1)	$ 81	$ 66	$ -	$ 60	$ 87
2011:
Allowance for uncollectible accounts(1)	$ 81	$ 60	$ -	$ 60	$ 81

(1) Allowance for uncollectible accounts is deducted from “Accounts receivable - Customers.”

(2) Deductions consist principally of write-offs, net of collections of receivables previously written off.